Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail)
¥ in Millions
		Mar. 31, 2025 JPY (¥)		Mar. 31, 2024 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		¥ 97,694		¥ 129,959
Available-for-sale debt securities		2,607,637		2,665,478
Equity securities	[1]	626,910		597,601
Derivative assets		43,675		25,490
Other assets		2,586		2,786
Derivative Liability		35,543		48,190
Policy liabilities and Policy Account Balances		136,257		167,207
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		2,586		2,786
Variable annuity and variable life insurance contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		136,257		167,207
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		406,830		401,465
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		802,545		844,579
CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		106,751		87,740
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		198,985		296,780
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		217,654		319,297
Equity securities		162,210	[2]	162,857	[3]
Derivative assets	[4]
Derivative Liability	[4]
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	[5]	97,694		129,959
Available-for-sale debt securities		2,607,637		2,665,478
Derivative assets		43,675		25,490
Other assets		2,586		2,786
Total		3,190,777		3,286,816
Derivative Liability		35,543		48,190
Policy liabilities and Policy Account Balances		136,257		167,207
Accounts Payable		15,259		14,136
Total financial liabilities		207,554		277,029
Fair Value, Measurements, Recurring | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	[6]	2,586		2,786
Fair Value, Measurements, Recurring | Variable annuity and variable life insurance contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	136,257		167,207
Fair Value, Measurements, Recurring | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		406,830		401,465
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	[8]	802,545		844,579
Fair Value, Measurements, Recurring | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		198,985		296,780
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	[5]	67,794		96,566
Available-for-sale debt securities		217,654		319,297
Other assets		2,586		2,786
Total		459,061		588,007
Policy liabilities and Policy Account Balances		136,257		167,207
Accounts Payable		15,259		14,136
Total financial liabilities		152,168		185,560
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale		67,794		96,566
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		133,585
Fair Value, Measurements, Recurring | Level 3 | Appraisals/Broker quotes | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		22,859
Fair Value, Measurements, Recurring | Level 3 | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	[6]	2,586		2,786
Fair Value, Measurements, Recurring | Level 3 | Reinsurance recoverables | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		¥ 2,586		¥ 2,786
Fair Value, Measurements, Recurring | Level 3 | Reinsurance recoverables | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1		1
Fair Value, Measurements, Recurring | Level 3 | Variable annuity and variable life insurance contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[7]	¥ 136,257		¥ 167,207
Fair Value, Measurements, Recurring | Level 3 | Variable annuity and variable life insurance contracts | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		136,257		167,207
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		10,878		10,922
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		6,319		7,145
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		4,559		3,777
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	[8]	4,252		5,586
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		302		140
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 3,950		¥ 5,446
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.015		0.004
Fair Value, Measurements, Recurring | Level 3 | CMBS and RMBS in the Americas | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 7,082		¥ 7,165
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		195,442		295,624
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		34,670		28,391
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 160,772		¥ 267,233
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Probability of default | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.002		0.019
Fair Value, Measurements, Recurring | Level 3 | Investment funds | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities				¥ 131,907
Fair Value, Measurements, Recurring | Level 3 | Investment funds | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities				24,668
Fair Value, Measurements, Recurring | Level 3 | Certain investment funds | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		¥ 5,766		6,282
Fair Value, Measurements, Recurring | Level 3 | Contingent Consideration | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts Payable		¥ 15,259		¥ 14,136
Fair Value, Measurements, Recurring | Level 3 | Contingent Consideration | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Accounts Payable		15		15
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		¥ 8,297		¥ 6,501
Derivative Liability		652		4,198
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		¥ 520
Derivative Liability				¥ 19
Fair Value, Measurements, Recurring | Level 3 | Minimum | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale		0.07		0.077
Fair Value, Measurements, Recurring | Level 3 | Minimum | WACC | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.133
Fair Value, Measurements, Recurring | Level 3 | Minimum | EV/Terminal EBITDA multiple | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		4.2
Fair Value, Measurements, Recurring | Level 3 | Minimum | EV/Last twelve months EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		4.3
Fair Value, Measurements, Recurring | Level 3 | Minimum | EV/Forward EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		4.2
Fair Value, Measurements, Recurring | Level 3 | Minimum | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		4.3
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.005		(0.001)
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance recoverables | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.015		0.015
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable annuity and variable life insurance contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.005		(0.001)
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable annuity and variable life insurance contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable annuity and variable life insurance contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.015		0.015
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable annuity and variable life insurance contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.058		0.049
Fair Value, Measurements, Recurring | Level 3 | Minimum | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.004		0.003
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				0.128
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				7.5
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				8.1
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				6.8
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				8
Fair Value, Measurements, Recurring | Level 3 | Minimum | Certain investment funds | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.115		0.08
Fair Value, Measurements, Recurring | Level 3 | Minimum | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.12		0.12
Significant unobservable inputs, Derivative liabilities		0.12		0.12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale		0.121		0.13
Fair Value, Measurements, Recurring | Level 3 | Maximum | WACC | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.237
Fair Value, Measurements, Recurring | Level 3 | Maximum | EV/Terminal EBITDA multiple | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		12
Fair Value, Measurements, Recurring | Level 3 | Maximum | EV/Last twelve months EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		9.5
Fair Value, Measurements, Recurring | Level 3 | Maximum | EV/Forward EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		9
Fair Value, Measurements, Recurring | Level 3 | Maximum | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		11.9
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.024		0.016
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance recoverables | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.14		0.14
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable annuity and variable life insurance contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.024		0.016
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable annuity and variable life insurance contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable annuity and variable life insurance contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.30		0.30
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable annuity and variable life insurance contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.098		0.105
Fair Value, Measurements, Recurring | Level 3 | Maximum | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.512		0.512
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				0.264
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				9.5
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				9.6
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				13
Fair Value, Measurements, Recurring | Level 3 | Maximum | Certain investment funds | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.12		0.12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.33		0.33
Significant unobservable inputs, Derivative liabilities		0.33		0.33
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Loans held for sale		0.094		0.10
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | WACC | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.168
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | EV/Terminal EBITDA multiple | Discounted cash flows | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		8.8
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | EV/Last twelve months EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		7.8
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | EV/Forward EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		7.7
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples | Investment funds, and others
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		8.7
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.013		0.005
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.029		0.029
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.047		0.048
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance recoverables | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1		1
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable annuity and variable life insurance contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.013		0.005
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable annuity and variable life insurance contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.023		0.021
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable annuity and variable life insurance contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.057		0.059
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable annuity and variable life insurance contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.671		0.667
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Japanese prefectural and foreign municipal bond securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.08		0.058
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.015		0.004
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.055		0.067
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Other asset-backed securities and debt securities | Probability of default | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.002		0.019
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				0.172
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				9.5
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				8.8
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				8.2
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities				9.9
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Certain investment funds | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Equity securities		0.117		0.103
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Contingent Consideration | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Accounts Payable		15		15
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.147		0.146
Significant unobservable inputs, Derivative liabilities		0.147		0.146

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥161,244 million and ¥132,313 million as of March 31, 2024 and 2025, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥26,945 million and ¥24,960 million as of March 31, 2024 and 2025, respectively.
[2]	The amount of ¥118,666 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥85,280 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”
[5]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a loss of ¥2,429 million, a gain of ¥428 million and a loss of ¥1,052 million from the change in the fair value of the loans for fiscal 2023, 2024 and 2025,respectively. No gains or losses were recognized in earnings during fiscal 2023, 2024 and 2025 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2024, were ¥130,554 million and ¥129,959 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥595 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2025, were ¥98,135 million and ¥97,694 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥441 million. As of March 31, 2024, there were no loans that are 90 days or more past due or, in non-accrual status. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of March 31, 2025, were ¥17,098 million and ¥16,346 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥752 million.
[6]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥2,786 million and ¥2,586 million as of March 31, 2024 and 2025, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2023, 2024 and 2025, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”
[7]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥167,207 million and ¥136,257 million as of March 31, 2024 and 2025, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2023, 2024 and 2025, see Note 23 “Income and Expenses Relating to Life Insurance Operations.”
[8]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were a loss of ¥516 million, gains of ¥399 million and ¥441 million from the change in the fair value of those investments for fiscal 2023, 2024 and 2025, respectively. The amounts of aggregate fair value elected the fair value option were ¥7,751 million and ¥10,679 million as of March 31, 2024 and 2025, respectively.